Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Lease Prepayments
The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31, 2018		December 31, 2017
	RMB	US$	RMB
Non-current portion	16,296	2,370	16,830
Current portion - amount charged to expense within a year	524	76	524
	16,820	2,446	17,354